Other Assets	6 Months Ended
Jun. 30, 2024
Other Assets [Abstract]
Other assets
9.	Other assets

	As of June 30, 2024 (unaudited)	As of December 31, 2023
	(in €)
Non-current other assets
Prepaid expenses	230,750	257,267
Total	230,750	257,267
Current other assets
Prepayments on research & development projects	3,450,064	3,670,167
Prepaid expenses	1,113,552	272,999
Others	302,135	93,482
Total	4,865,751	4,036,648
Total other assets	5,096,501	4,293,915

As of June 30, 2024, prepayments on research and development projects amounted to €3.5 million compared to €3.7 million as of December 31, 2023, and consist of prepayments on clinical contracts, especially for INF904.

Prepaid expenses mainly consist of prepaid D&O insurance expense for the year 2024, which will be recognized into general and administrative expenses pro rata over the year.

The category “others” primarily relate to prepayments on commercial production.